(9) DEFERRED TAX ASSETS AND LIABILITIES (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2018	Dec. 31, 2017
DisclosureOfDeferredTaxAssetsAndLiabilitiesLineItems [Line Items]
Total tax credit	R$ 956,380	R$ 943,199
Total tax debit	(1,136,227)	(1,249,591)
Social contribution [Member]
DisclosureOfDeferredTaxAssetsAndLiabilitiesLineItems [Line Items]
Tax losses carryforwards	137,577	103,903
Tax benefit of merged intangible	97,288	105,065
Temporarily nondeductible differences	(292,257)	(305,677)
Total	(57,392)	(96,708)
Income tax [Member]
DisclosureOfDeferredTaxAssetsAndLiabilitiesLineItems [Line Items]
Tax losses carryforwards	382,359	303,543
Tax benefit of merged goodwill	315,189	342,262
Temporarily nondeductible differences	(809,917)	(844,948)
Total	(112,369)	(199,141)
PIS and COFINS [Member]
DisclosureOfDeferredTaxAssetsAndLiabilitiesLineItems [Line Items]
Temporarily nondeductible differences	(10,086)	(10,543)
Total	R$ (179,847)	R$ (306,392)